Shareholder Report, Holdings (Details) - Roumell Opportunistic Value Fund (Institutional Class)	Aug. 31, 2024
United States Treasury Bill, 0.000%, 10/3/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Dundee Precious Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
Liberty Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Olo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Liquidity Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Opera Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%
Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
Patterson-UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Whitestone REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Private Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%